Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Stockholders' Equity [Abstract]
Summary of outstanding stock warrants and options
	Number of Shares	Weighted Average Exercise Price
Outstanding – September 30, 2013	4,970,495	$4.80
Granted	215,000	$5.80
Exercised	(679,095)	$(3.60)
Cancelled	(522,500)	$(5.50)
Outstanding – September 30, 2014	3,983,900	$4.80
Granted	160,986	$2.70
Exercised	(20,000)	$(2.50)
Cancelled	(865,800)	$(3.80)
Outstanding – June 30, 2015	3,259,086	$4.90

	Number of Shares	Weighted Average Exercise Price
Outstanding – September 30, 2012	5,532,660	$7.50
Granted	2,552,041	$4.30
Exercised	(323,505)	$(4.10)
Cancelled	(2,790,701)	$(9.30)
Outstanding – September 30, 2013	4,970,495	$4.80
Granted	215,000	$5.80
Exercised	(679,095)	$(3.60)
Cancelled	(522,500)	$(5.50)
Outstanding – September 30, 2014	3,983,900	$4.70